Rockefeller U.S. Small-Mid Cap ETF

Schedule of Investments

April 30, 2026 (Unaudited)

COMMON STOCKS - 97.8%	Shares	Value
Consumer Discretionary Products - 1.9%
Champion Homes, Inc.(a)	183,802	$14,011,226

Consumer Discretionary Services - 4.5%
Churchill Downs, Inc.	145,918	14,736,259
Stride, Inc.(a)	193,913	18,840,587
		33,576,846

Consumer Staple Products - 1.5%
Primo Brands Corp.	573,838	11,694,818

Financial Services - 17.5%
BGC Group, Inc. - Class A	1,124,768	12,631,145
HA Sustainable Infrastructure Capital, Inc. - REIT	713,874	29,947,014
PJT Partners, Inc. - Class A	112,237	17,143,079
SEI Investments Co.	133,151	12,074,133
SLM Corp.	472,023	10,894,291
StepStone Group, Inc. - Class A	278,058	14,709,268
StoneX Group, Inc.(a)	321,917	34,132,807
		131,531,737

Health Care - 4.8%
Merit Medical Systems, Inc. (a)	202,289	13,792,064
RadNet, Inc.(a)	398,605	22,541,113
		36,333,177

Industrial Products - 18.2%
AAON, Inc.	146,423	13,662,730
Badger Meter, Inc.	162,214	19,613,295
CSW Industrials, Inc.	54,104	15,755,085
ESCO Technologies, Inc.	54,104	17,526,991
Mirion Technologies, Inc. - Class A(a)	783,272	15,469,622
Mueller Industries, Inc.	139,784	18,930,947
Nordson Corp.	63,088	18,197,733
RBC Bearings, Inc.(a)	30,242	18,117,680
		137,274,083

Industrial Services - 18.2%
Applied Industrial Technologies, Inc.	50,321	15,385,646
Casella Waste Systems, Inc. - Class A(a)	273,777	21,696,827
Clean Harbors, Inc.(a)	37,302	11,663,589
Core & Main, Inc. - Class A(a)	202,120	10,180,784
Korn Ferry	291,751	19,383,936

Sterling Infrastructure, Inc.(a)	26,298	$13,559,775
Tetra Tech, Inc.	344,002	11,118,145
UL Solutions, Inc. - Class A	206,738	18,707,722
WESCO International, Inc.	44,524	15,544,219
		137,240,643

Media - 1.5%
Warner Music Group Corp. - Class A	395,303	11,175,216

Real Estate - 2.0%
Jones Lang LaSalle, Inc.(a)	47,212	15,019,554

Retail & Wholesale - Discretionary - 4.8%
FirstCash Holdings, Inc.	164,481	35,893,044

Retail & Wholesale - Staples - 5.7%
BJ's Wholesale Club Holdings, Inc. (a)	267,475	25,113,228
Ollie's Bargain Outlet Holdings, Inc.(a)	204,808	17,717,940
		42,831,168

Software & Tech Services - 4.5%
Appfolio, Inc. - Class A (a)	51,585	8,619,338
DigitalOcean Holdings, Inc.(a)	151,660	14,624,574
Q2 Holdings, Inc.(a)	217,406	11,033,354
		34,277,266

Tech Hardware & Semiconductors - 10.8%
Impinj, Inc. (a)	105,008	15,217,760
InterDigital, Inc.	60,070	17,814,359
Onto Innovation, Inc.(a)	51,317	15,141,594
Rambus, Inc.(a)	68,694	7,907,366
TD SYNNEX Corp.	109,212	24,919,994
		81,001,073

Utilities - 1.9%
ONE Gas, Inc.	159,947	14,270,471

TOTAL COMMON STOCKS (Cost $580,811,036)		736,130,322

TOTAL INVESTMENTS - 97.8% (Cost $580,811,036)		$736,130,322
U.S. Bank Money Market Deposit Account (MMDA) - 2.3%(b)		17,132,936
Liabilities in Excess of Other Assets - (0.1)%		(422,836)
TOTAL NET ASSETS - 100.0%		$752,840,422

Percentages are stated as a percent of net assets.

REIT	Real Estate Investment Trust

(a)	Non-income producing security.
(b)	The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of 04/30/2026 was 2.6%.